Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 601,250.00
Total Fee Amount	83.04
Total Offset Amount	0.00
Net Fee	$ 83.04
Offering Table N/A
Offset Table N/A	N/A